                                                                               .
                                                                               .
                                                                               .

                   AIM EQUITY FUNDS                                      AIM FLOATING RATE FUND
                                                                              Class B and C
       AIM Aggressive Growth Fund - Class A, B,                 Supplement dated January 16, 2004 to the
                        C and R                               Prospectus dated May 1, 2003 as supplemented
     AIM Constellation Fund - Class A, B, C and R                    July 8, 2003, August 14, 2003,
      AIM Dent Demographic Trends Fund - Class A,                December 5, 2003, December 16, 2003 and
                        B and C                                            December 24, 2003
      AIM Emerging Growth Fund - Class A, B and C
     AIM Mid Cap Growth Fund - Class A, B, C and R                           AIM FUNDS GROUP
       AIM Weingarten Fund - Class A, B, C and R
       Supplement dated January 16, 2004 to the                  AIM Balanced Fund - Class A, B, C and R
    Prospectus dated March 3, 2003, as supplemented            AIM Basic Balanced Fund - Class A, B and C
         August 14, 2003, September 30, 2003,                   Supplement dated January 16, 2004 to the
        November 10, 2003, December 5, 2003 and              Prospectus dated May 1, 2003, as supplemented
                   December 16, 2003                              August 14, 2003, September 30, 2003,
                                                                  November 10, 2003,, December 5, 2003
  AIM Capital Development Fund - Class A, B, C and R            December 12, 2003 and December 16, 2003
       Supplement dated January 16, 2004 to the
    Prospectus dated March 3, 2003, as supplemented        AIM Mid Cap Basic Value Fund - Class A, B and C
            June 12, 2003, August 14, 2003,                   AIM Premier Equity Fund - Class A, B, C and R
        September 30, 2003, November 10, 2003,                  AIM Select Equity Fund - Class A, B and C
        December 5, 2003 and December 16, 2003                  Supplement dated January 16, 2004 to the
                                                             Prospectus dated May 1, 2003, as supplemented
        AIM Charter Fund - Class A, B, C and R                    August 14, 2003, September 30, 2003,
       Supplement dated January 16, 2004 to the                  November 10, 2003, December 5, 2003 and
    Prospectus dated March 3, 2003, as supplemented                        December 16, 2003
           August 14, 2003, August 20, 2003,
        September 30, 2003, November 10, 2003,                AIM European Small Company Fund - Class A, B
        December 5, 2003 and December 16, 2003                                   and C
                                                            AIM International Emerging Growth Fund - Class A,
   AIM Diversified Dividend Fund - Class A, B and C                              B and C
       Supplement dated January 16, 2004 to the                   Supplement dated January 16, 2004, as
     Prospectus dated May 2, 2003, as supplemented            supplemented June 12, 2003, August 14, 2003,
     June 12, 2003, August 14, 2003, September 23,               September 30, 2003, November 10, 2003,
     2003, September 30, 2003, November 10, 2003,                December 5, 2003 and December 16, 2003
        December 5, 2003 and December 16, 2003               AIM Small Cap Equity Fund - Class A, B, C and R
                                                                Supplement dated January 16, 2004 to the
   AIM Blue Chip Fund - Investor Class, Class A, B,           Prospectus dated May 1, 2003, as supplemented
                        C and R                                      June 12, 2003, August 14, 2003,
   AIM Large Cap Basic Value Fund - Investor Class,              September 30, 2003, November 10, 2003,
                 Class A, B, C and R                             December 5, 2003, December 10, 2003 and
     AIM Large Cap Growth Fund - Investor Class,                           December 16, 2003
                  Class A, B, C and R
       Supplement dated January 16, 2004 to the                 AIM Global Value Fund - Class A, B and C
 Prospectus dated July 21, 2003 as revised October 1,           Supplement dated January 16, 2004 to the
               2003 and as supplemented                       Prospectus dated May 1, 2003, as supplemented
        November 10, 2003, December 5, 2003 and              May 14, 2003, June 12, 2003, August 14, 2003,
                  December 16, 2003                              September 30, 2003, November 10, 2003,
                                                                 December 5, 2003 and December 16, 2003
   AIM Aggressive Growth Fund - Institutional Class
       AIM Blue Chip Fund - Institutional Class                  AIM Balanced Fund - Institutional Class
  AIM Capital Development Fund - Institutional Class          AIM Premier Equity Fund - Institutional Class
        AIM Charter Fund - Institutional Class                  Supplement dated January 16, 2004 to the
     AIM Constellation Fund - Institutional Class            Prospectus dated May 1, 2003, as supplemented
       AIM Weingarten Fund - Institutional Class                   August 14, 2003, November 10, 2003,
       Supplement dated January 16, 2004 to the                  December 5, 2003, December 15, 2003 and
   Prospectus dated March 3, 2003, as supplemented                         December 16, 2003
     May 1, 2003, June 12, 2003, August 14, 2003,
         August 20, 2003, November 10, 2003,
        December 5, 2003 and December 16, 2003

                   AIM GROWTH SERIES
                                                             AIM Global Health Care Fund - Class A, B and C
      AIM Basic Value Fund - Class A, B, C and R                    AIM Libra Fund - Class A, B and C
    AIM Small Cap Growth Fund - Class A, B, C and R             Supplement dated January 16, 2004 to the
       Supplement dated January 16, 2004 to the              Prospectus dated March 3, 2003, as supplemented
     Prospectus dated May 1, 2003, as supplemented                August 14, 2003, September 30, 2003,
         August 14, 2003, September 30, 2003,                    November 10, 2003, December 5, 2003 and
        November 10, 2003, December 5, 2003 and                            December 16, 2003
                  December 16, 2003
                                                             AIM Trimark Endeavor Fund - Class A, B, C and R
       AIM Global Trends Fund - Class A, B and C                 AIM Trimark Fund - Class A, B, C and R
       Supplement dated January 16, 2004 to the                AIM Trimark Small Companies Fund - Class A,
         Prospectus dated November 4, 2003 as                                  B, C and R
            supplemented November 10, 2003,                     Supplement dated January 16, 2004 to the
        December 5, 2003, December 16, 2003 and                   Prospectus dated November 4, 2003 as
                    January 7, 2004                                 supplemented November 10, 2003,
                                                                 December 5, 2003 and December 16, 2003
  AIM Mid Cap Core Equity Fund - Class A, B, C and R
       Supplement dated January 16, 2004 to the
    Prospectus dated May 1, 2003, as supplemented                    AIM INVESTMENT SECURITIES FUNDS
          August 14, 2003, August 20, 2003,
        September 30, 2003, November 10, 2003,              AIM High Yield Fund - Investor Class, Class A, B,
        December 5, 2003 and December 16, 2003                                    and C
                                                           AIM Intermediate Government Fund - Investor Class,
                                                                           Class A, B, C and R
      AIM Basic Value Fund - Institutional Class           AIM Limited Maturity Treasury Fund - Class A and A3
  AIM Mid Cap Core Equity Fund - Institutional Class            AIM Money Market Fund - AIM Cash Reserve
    AIM Small Cap Growth Fund - Institutional Class             Shares, Class B, C, R and Investor Class
       Supplement dated January 16, 2004 to the            AIM Municipal Bond Fund - Investor Class, Class A,
    Prospectus dated May 1, 2003, as supplemented                                B and C
    August 14, 2003, August 20, 2003, November 10,          AIM Real Estate Fund - Investor Class, Class A, B
     2003, December 5, 2003 and December 16, 2003                                 and C
                                                                Supplement dated January 16, 2004 to the
            AIM INTERNATIONAL MUTUAL FUNDS                 Prospectus dated October 29, 2003 as supplemented
                                                                 November 10, 2003, December 5, 2003 and
    AIM Asia Pacific Growth Fund - Class A, B and C                         December 16, 2003
       AIM European Growth Fund - Investor Class
                  Class A, B, C and R                      AIM Limited Maturity Treasury Fund - Institutional
    AIM Global Aggressive Growth Fund - Class A, B                                Class
                         and C                                  Supplement dated January 16, 2004 to the
       AIM Global Growth Fund - Class A, B and C            Prospectus dated October 29, 2003 as supplemented
     AIM International Growth Fund - Class A, B, C               November 10, 2003, December 5, 2003 and
    and R Supplement dated January 16, 2004 to the                          December 16, 2003
          Prospectus dated November 25, 2003
         as supplemented December 5, 2003 and                AIM Income Fund - Investor Class, Class A, B, C
                  December 16, 2003                                               and R
                                                                   AIM Short Term Bond Fund - Class C
     AIM International Growth Fund - Institutional            AIM Total Return Bond Fund - Class A, B and C
    Class Supplement dated January 16, 2004 to the              Supplement dated January 16, 2004 to the
          Prospectus dated November 25, 2003               Prospectus dated October 29, 2003 as supplemented
         as supplemented December 5, 2003 and                     November 10, 2003, December 5, 2003,
                  December 16, 2003                             December 16, 2003 and December 31, 2003



                 AIM INVESTMENT FUNDS

    AIM Developing Markets Fund - Class A, B and C
       Supplement dated January 16, 2004 to the
   Prospectus dated March 3, 2003, as supplemented
    May 23, 2003, June 12, 2003, August 14, 2003,
        September 30, 2003, November 10, 2003,
        December 5, 2003 and December 16, 2003

            AIM SPECIAL OPPORTUNITIES FUNDS                             AIM TAX-EXEMPT FUNDS

      AIM Opportunities I Fund - Class A, B and C           AIM High Income Municipal Fund -Class A, B and C
     AIM Opportunities II Fund - Class A, B and C               Supplement dated January 16, 2004 to the
     AIM Opportunities III Fund - Class A, B and C           Prospectus dated July 21, 2003, as supplemented
       Supplement dated January 16, 2004 to the                   August 14, 2003, September 30, 2003,
    Prospectus dated March 3, 2003, as supplemented              November 10, 2003, December 5, 2003 and
         August 14, 2003, September 30, 2003,                               December 16, 2003
        November 10, 2003, December 5, 2003 and
                  December 16, 2003                            AIM Tax-Exempt Cash Fund - Investor Class,
                                                                                 Class A
                    AIM SUMMIT FUND                             Supplement dated January 16, 2004 to the
                                                                Prospectus dated July 21, 2003 as revised
       Supplement dated January 16, 2004 to the                    October 1, 2003 and as supplemented
            Prospectus dated March 3, 2003                       November 10, 2003, December 5, 2003 and
         as supplemented December 5, 2003 and                               December 16, 2003
                   December 16, 2003
                                                             AIM Tax-Free Intermediate Fund - Class A and A3
                                                                Supplement dated January 16, 2004 to the
                                                             Prospectus dated July 21, 2003, as supplemented
                                                                  August 14, 2003, November 10, 2003,
                                                                 December 5, 2003 and December 16, 2003




The information below applies to all AIM and INVESCO funds that offer Class B shares, with the exception of AIM Floating Rate Fund.

         Effective February 2, 2004, purchase orders for Class B shares will be limited to amounts of $100,000 or less. This means that the maximum amount that you may invest in any one account in Class B shares at one time is $100,000. Any purchase order for Class B shares in excess of $100,000 will be rejected. Although we are unable to monitor or enforce this new limitation for underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts, we have advised the brokers and administrators or sponsors of such accounts of this new limitation.

         For additional information regarding purchases and redemptions, including other limitations on purchasing Class B shares, see the Shareholder Information section of the prospectus.

         If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The following replaces in its entirety the first sentence appearing under the heading "REDEEMING SHARES - REDEMPTION" in the prospectus of each AIM fund other than AIM Floating Rate Fund and AIM Summit Fund:

         "You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

         AIM Asia Pacific Growth Fund             AIM Global Value Fund
         AIM Developing Markets Fund              AIM International Emerging Growth Fund
         AIM European Growth Fund                 AIM International Growth Fund
         AIM European Small Company Fund          AIM High Yield Fund
         AIM Global Aggressive Growth Fund        AIM Trimark Fund
         AIM Global Growth Fund                   INVESCO International Core Equity Fund
         AIM Global Trends Fund                   INVESCO S&P 500 Index Fund"

This supplement provides additional information concerning the matters discussed in the supplement dated December 16, 2003 (the "Prior Supplement").

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, prior to November 25, 2003, the investment advisor to the INVESCO Funds.

As discussed in the Prior Supplement, on December 2, 2003 each of the Securities Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO, and on December 2, 2003 the State of Colorado filed civil proceedings against INVESCO. The civil proceedings allege that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds.

In addition to these civil proceedings, the SEC and NYAG have issued subpoenas and requested information from AIM relating to market timing activity by certain investors in the AIM Funds.

The independent trustees of the AIM/INVESCO Funds have retained their own independent counsel to conduct an investigation on behalf of the independent trustees into the frequent trading arrangements and related issues raised by the regulators. The independent trustees have created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel has been reviewing the examination of INVESCO and AIM currently being conducted by management's outside counsel.

AMVESCAP recently found, in its ongoing review, situations in which the procedures designed to guard against the potential adverse impact of frequent trading and illegal late trading through intermediaries were not completely effective. These findings were based, in part, on an extensive economic analysis by outside experts who examined the impact of these activities.

In light of these findings, AMVESCAP has agreed that any AIM or INVESCO Fund harmed by the activities of accommodated market timers will receive full restitution. In addition, AMVESCAP has retained outside counsel to undertake a comprehensive review of AIM's and INVESCO's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

AMVESCAP has informed regulators of its most recent findings and is seeking to resolve both the pending enforcement actions against INVESCO and the ongoing investigations with respect to AIM.

The Prior Supplement identifies multiple lawsuits that have been filed against certain INVESCO Funds, AIM Funds, INVESCO, A I M Management Group Inc., the parent of AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, and that have been served as of December 16, 2003. The following list identifies additional lawsuits that have been served as of January 15, 2004:

         o Steven B. Ehrlich, et al., v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003.

         o Joseph R. Russo, Individually and On Behalf of All Others Similarly Situated, v. INVESCO Advantage Health Sciences Fund, et al., in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003.

         o Miriam Calderon, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP, PLC, et al., in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003.

         o Pat B. Gorsuch and George L. Gorsuch v. INVESCO Funds Group, Inc. and A I M Advisors, Inc., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003.

The Ehrlich and Gorsuch lawsuits allege a variety of theories of recovery and seek a variety of remedies, which are generally identified in the Prior Supplement. The Calderon lawsuit alleges as a theory of recovery the violation of various provisions of the Employee Retirement Income Security Act ("ERISA") and seeks as a remedy various corrective measures under ERISA, among other remedies identified in the Prior Supplement. The Gorsuch lawsuit seeks as a remedy that the advisory agreement with AIM be rescinded and/or declared unenforceable or void and that all advisory fees received during the past year be refunded, among other remedies identified in the Prior Supplement.

More detailed information regarding each of the cases identified above is provided in each fund's statement of additional information. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. Information about any similar additional lawsuits will be provided in the statement of additional information.